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                          Liberty Growth & Income Fund
                                Semiannual Report

                               December 31, 2000

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PRESIDENT'S MESSAGE
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[Photo of Stephen E. Gibson]

Dear Shareholder:

These have been exciting times for value investors and the Liberty Growth & Income Fund. Over the last half of 2000 we witnessed a dramatic shift as investors rekindled their interest in the value style of investing. This has resulted in impressive gains for an investment approach that has been out of favor for the last few years.

The reversal was clearly evident in the growth and value indices over the six-month period of this report. Value stocks, as measured by the Russell 1000 Value Index, gained 11.74% while growth stocks, as measured by the Russell 1000 Growth Index, plunged to a negative 25.57%.

As professional investment managers we know that these shifting winds have been repeated many times over the years. As such, we try to remain focused on the longer-term opportunities.

In managing the Liberty Growth & Income Fund, we have remained committed to our investment disciplines. This is usually a difficult position to defend during times when an investment style, such as value investing, is out of favor. But our commitment has been generously rewarded recently as the Fund has produced solid returns at a time when the broad-based market indices have reported significant losses.

The Fund's recent impressive performance goes beyond the short term and beyond basic total return numbers: the Fund's Class B shares received a 5-star Overall Morningstar Rating(TM) as of December 31, 2000 (see Morningstar Rating(TM) data box below). The Morningstar Rating(TM) reflects returns extending over longer periods than this six-month report and also consider the amount of risk assumed in achieving a return.

While we will not always be able to report such good news to shareholders, we believe that these results speak to Liberty's consistent approach and the importance of maintaining exposure to a value-oriented investment style.

For a detailed look at your Fund's performance and investment strategy, I encourage you to read the Portfolio Managers' Report from Scott Schermerhorn and Harvey Hirschhorn that follows my letter. These two individuals jointly manage Liberty's Value Investments Group and have over 35 years of experience selecting attractively valued stocks through various market environments.

Thank you for your continued investment in Liberty Growth & Income Fund.

Sincerely,

/s/Stephen E. Gibson

Stephen E. Gibson
President
February 12, 2001

OVERALL MORNINGSTAR RATING(TM)
--------------------------------------------------------------------------------
RATING           CLASS A         CLASS B         CLASS C         EQUITY FUNDS
--------------------------------------------------------------------------------
OVERALL            ****           *****           *****               ---
--------------------------------------------------------------------------------
3 YEAR             ****            ****            ****               4,164
--------------------------------------------------------------------------------
5 YEAR             ****           *****           *****               2,542
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10 YEAR            N/A             N/A              N/A                 824
--------------------------------------------------------------------------------

Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of 12/31/00. These ratings are subject to change every month. Past performance is no guarantee of future results. The Overall Morningstar Rating(TM) is calculated from a weighted average of a fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of funds in a broad asset class receive 5 stars and the next 22.5% receive 4 stars.

Because economic and maket conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

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PERFORMANCE INFORMATION
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Value of a $10,000 Investment in
Liberty Growth & Income Fund
7/1/1992 - 12/31/2000

 SIX-MONTH CUMULATIVE TOTAL RETURNS
 FOR THE PERIOD ENDED 12/31/00

                   Without    With
                    sales    sales
                   charge    charge
-------------------------------------
Class A            17.10%    10.37%
-------------------------------------
Class B            16.65%    11.95%
-------------------------------------
Class C            16.66%    15.72%
-------------------------------------
Class Z            17.25%      None

                    Class A shares            Class A shares
                 without sales charge        with sales charge          S&P 500
"7/92"               $10,000                     $ 9,425               $10,000
                      10,420                       9,820                10,408
                      10,139                       9,556                10,195
                      10,209                       9,622                10,315
                      10,289                       9,697                10,351
                      10,659                      10,046                10,703
                      10,957                      10,327                10,834
                      11,087                      10,449                10,925
                      11,077                      10,440                11,074
                      11,599                      10,932                11,307
                      11,359                      10,706                11,034
                      11,749                      11,074                11,328
                      11,890                      11,207                11,361
                      11,789                      11,111                11,316
                      12,231                      11,528                11,745
                      12,413                      11,699                11,654
                      12,493                      11,775                11,895
                      12,282                      11,576                11,782
                      12,512                      11,792                11,925
                      12,769                      12,035                12,331
                      12,471                      11,754                11,996
                      12,017                      11,326                11,474
                      12,037                      11,345                11,621
                      12,182                      11,481                11,811
                      11,895                      11,211                11,521
                      12,144                      11,446                11,899
                      12,683                      11,954                12,386
                      12,527                      11,807                12,084
                      12,694                      11,964                12,355
                      12,279                      11,573                11,905
                      12,469                      11,752                12,081
                      12,781                      12,046                12,394
                      13,381                      12,612                12,876
                      13,704                      12,916                13,256
                      14,004                      13,199                13,646
                      14,582                      13,744                14,190
                      14,851                      13,997                14,519
                      15,332                      14,450                15,000
                      15,243                      14,367                15,037
                      15,769                      14,862                15,672
                      15,668                      14,767                15,616
                      16,240                      15,306                16,300
                      16,147                      15,219                16,614
                      16,585                      15,631                17,179
                      16,852                      15,883                17,339
                      16,864                      15,894                17,505
                      17,483                      16,477                17,763
                      17,920                      16,889                18,219
                      17,649                      16,634                18,288
                      16,698                      15,738                17,480
                      17,222                      16,232                17,849
                      17,978                      16,945                18,852
                      18,442                      17,382                19,372
                      19,796                      18,658                20,835
                      19,325                      18,213                20,422
                      20,650                      19,463                21,697
                      20,690                      19,500                21,868
                      19,959                      18,812                20,972
                      21,167                      19,950                22,222
                      22,426                      21,137                23,579
                      23,319                      21,978                24,629
                      25,446                      23,982                26,587
                      24,489                      23,081                25,098
                      25,858                      24,371                26,471
                      24,622                      23,206                25,587
                      25,552                      24,083                26,771
                      26,122                      24,620                27,232
                      26,391                      24,874                27,531
                      28,310                      26,682                29,516
                      29,703                      27,995                31,028
                      29,688                      27,981                31,344
                      28,925                      27,262                30,805
                      30,004                      28,279                32,056
                      29,464                      27,770                31,716
                      24,700                      23,279                27,133
                      25,794                      24,311                28,872
                      27,922                      26,316                31,216
                      29,645                      27,940                33,108
                      31,361                      29,558                35,015
                      32,192                      30,341                36,479
                      30,846                      29,073                35,344
                      31,864                      30,032                36,758
                      32,741                      30,858                38,181
                      32,286                      30,429                37,280
                      34,197                      32,231                39,341
                      33,304                      31,389                38,118
                      32,928                      31,035                37,927
                      31,677                      29,855                36,888
                      33,007                      31,109                39,223
                      33,367                      31,448                40,019
                      34,939                      32,930                42,372
                      33,069                      31,168                40,245
                      31,790                      29,962                39,485
                      35,360                      33,326                43,346
                      35,360                      33,326                42,042
                      35,123                      33,103                41,180
                      34,684                      32,689                42,193
                      34,902                      32,895                41,534
                      36,197                      34,116                44,114
                      36,552                      34,450                41,785
                      38,420                      36,210                41,609
                      38,639                      36,417                38,330
"12/00"               40,619                      38,283                38,518

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

Share Class            A                  B                  C             Z
Inception Date       7/1/92            7/1/92             7/1/94        1/11/99
--------------------------------------------------------------------------------
              Without     With    Without    With    Without    With    Without
               sales     sales     sales    sales     sales     sales    sales
               charge    charge   charge    charge    charge   charge   charge
--------------------------------------------------------------------------------
1 year           16.25%     9.57%   15.37%    10.72%    15.39%   14.46%   16.58%
--------------------------------------------------------------------------------
5 years          20.26%    18.85%   19.36%    19.17%    19.36%   19.36%   20.40%
--------------------------------------------------------------------------------
Life of Fund     17.92%    17.11%   17.02%    17.02%    17.03%   17.03%   18.01%

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C and Z share performance information includes returns of the Fund's Class B and Class A shares respectively (as their expense structure more closely resembles that of the newer class) for periods prior to its inception of the newer classes. Share class returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

    TOP 10 HOLDINGS AS OF 12/31/00

    PROCTER & GAMBLE                            3.8%
    SARA LEE                                    3.4%
    PHILIP MORRIS                               3.3%
    BERKSHIRE HATHAWAY CLASS A                  3.1%
    BRISTOL-MYERS SQUIBB                        3.1%
    ARCHER DANIELS MIDLAND                      2.9%
    EXXON MOBIL                                 2.5%
    XL CAPITAL LTD.-CLASS A                     2.3%
    GOODYEAR TIRE & RUBBER                      2.3%
    CONAGRA FOOD                                2.3%

    HOLDINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE SAME PORTFOLIO HOLDINGS IN THE FUTURE.

    BOUGHT
    ----------------------------------------------------------------------------
    AMERADA HESS CORPORATION (2.1% OF NET ASSETS), AN
    INDEPENDENT INTEGRATED OIL AND GAS COMPANY, CONDUCTS EXPLORATION AND PRODUCTION IN THE UNITED STATES, UNITED KINGDOM, INDONESIA AND OTHER COUNTRIES. AMERADA HESS BENEFITED FROM THIS REBOUNDING OF OIL PRICES,
    AND ALSO FROM A CHANGE IN MANAGEMENT. THE COMPANY BEGAN AS A FAMILY-
    RUN BUSINESS AND FOR A TIME THE MANAGEMENT RETAINED A STRONG FOCUS ON
    FAMILY INTERESTS. AS A RESULT OF THIS FAMILY-CENTRIC FOCUS, THE
    COMPANY'S VALUATION WAS BELOW THAT OF ITS COMPETITORS. WHEN CONTROL OF
    THE COMPANY PASSED FROM THE FOUNDER TO HIS SON, INVESTORS SAW THAT THE
    SON BEGAN TO MANAGE THE COMPANY MUCH MORE AS A PUBLICLY TRADED COMPANY
    THAN A FAMILY-RUN BUSINESS. THIS CHANGE IN MANAGEMENT FOCUS, COUPLED
    WITH THE COMPANY'S HIGH LEVERAGE TO OIL AND GAS PRICES HAS MADE THE
    COMPANY MORE ATTRACTIVE TO INVESTORS.

    BOUGHT
    ----------------------------------------------------------------------
    PHILIP MORRIS COMPANIES, INC. (3.3% OF NET ASSETS)
    EXPERIENCED A RESURGENCE IN THE COMPANY'S VALUATION. FIRST, THE LEGAL ENVIRONMENT FOR TOBACCO COMPANIES WAS IMPROVING. THE PREVAILING BELIEF IS THAT THE ADMINISTRATION OF GEORGE W. BUSH MAY BE LESS LITIGIOUS THAN THE PREVIOUS PRESIDENTIAL ADMINISTRATION. PHILIP MORRIS IS THE WORLD'S LARGEST TOBACCO FIRM. SECOND, THE FUNDAMENTALS FOR FOOD COMPANIES HAS RECENTLY IMPROVED. FOOD COMPANIES HAVE HAD A DIFFICULT TIME OVER THE PAST NUMBER OF YEARS. PHILIP MORRIS OWNS KRAFT FOODS, INC. (AND KRAFT FOODS INTERNATIONAL, INC.), THE LARGEST FOOD COMPANY IN THE UNITED STATES AND THE SECOND LARGEST IN WORLD. AN IMPROVING LEGAL CLIMATE FOR TOBACCO COMPANIES AND IMPROVED FUNDAMENTALS FOR FOOD COMPANIES COMBINED TO HELP THE STOCK PRICE FOR PHILIP MORRIS RISE SIGNIFICANTLY DURING THE LATTER HALF OF 2000.

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

VALUE STOCKS RETURN TO THE FOREFRONT DURING THE SECOND HALF OF 2000
For the six-month period that ended December 31, 2000, the Fund's Class A shares posted a total return of 17.10%, without sales charge. The Fund performed better than its benchmark index, the S&P 500 Index, which posted a return of negative 8.71% for the same period. Compared to its peer group -- large-capitalization value funds ranked by Morningstar(1) -- the Fund outperformed the group. The Morningstar(R) Large Value Category had a return of 7.78%.

Investors returned to investing in reasonably valued and undervalued securities. No longer were they willing to invest capital in companies with just a good product or idea. Investors were looking at the prospect for a return on their capital. Technology stocks, once the drivers of overall market growth, were having the opposite effect on market performance in 2000.

DISCOVERING OPPORTUNITIES IN A DECLINING TECHNOLOGY SECTOR
After assuming management responsibility for the Fund in August 2000, we reduced the weighting of technology holdings in the Fund. Part of our strategy was to avoid some of the high fliers with little valuation support. Instead, we concentrated on technology service companies such as Electronic Data System Corporation (1.7% of net assets). Typically the earnings for those companies can be charted along a more stable course. Moreover, we were successful in choosing companies that were not as adversely affected by the downward spiral of technology stocks.

Within this sector, one of the Fund's poorer performers was WorldCom, Inc. (1.8% of net assets). Conventional wisdom stated that the long-distance business was going to disappear; that soon companies would provide long distance for free. A nice theory, but the reality was that the cash generated from the long-distance business funds other telecommunications services such as DSL and Internet access. A number of companies were formed to offer free long distance and free Internet access, or free long distance coupled with another telecommunication service. In an environment where investors were willing to give companies money without the immediate expectation of a return on their capital, there was a lot of competition for long distance. When that capital dried up, quite a bit of the competition disappeared. However, investors had priced WorldCom stock as if this intense competition would continue in perpetuity, which it has not. So we added to our WorldCom position.

OUR FOCUS ON INSURANCE
Within the financial services sector, we focused the Fund's holdings on insurance companies rather than banks. Even though insurance companies have gone through their own mini-recession, banks have had the most profitability in recent years. Despite this situation, the valuations for insurance companies and banks were virtually the same. Our assessment was that banks were at peak earnings and therefore those earnings would probably start declining, while insurance companies were experiencing trough earnings and those levels were probably going to improve.

Berkshire Hathaway Inc. (3.1% of net assets) provides a good example of what is happening within the insurance industry. Berkshire Hathaway's main business is property/casualty insurance. The first thing that attracted our attention was the company's valuation. The stock was selling at book value. Typically, companies sell at book value when they are going through very difficult times. There was nothing wrong with the management of Berkshire Hathaway, which is controlled by Warren Buffet. Although valuation first got our attention, we saw that the company's underlying business was improving. The property/ casualty insurance industry had been going through its own mini-recession for the past five years. There was too much capacity which decreased profitability and the industry suffered. With this industry's emergence from its recession, Berkshire Hathaway reaped the benefits from a turnaround in its main business. On top of that the company owns GeneralCologne Re, the parent company of the largest property/casualty reinsurance business in the United States. The turnaround of property/casualty insurance was also benefiting the reinsurance industry -- a double boon for the company. In Berkshire Hathaway, we saw an attractively valued company, probably the best management team in the business and improving fundamentals. The company was one of our better performers during the period.

SLOWING ECONOMY MAY PROVIDE OPPORTUNITIES
It's quite clear that the economy's slowing. The strength of retail sales and consumer confidence has been ebbing. The prevailing assumption is that the economy is going to have a soft landing. As such, we expect the Federal Reserve is going to attempt to slow the economy by raising interest rates which should help the economy grow again. However, we believe there's a possibility that the economy may have a hard landing -- that there will be a longer gap before the resumption of growth. In this environment, we are considering a more defensive investment strategy in the months ahead. Regardless, our emphasis has been on -- and continues to be on -- high quality, well-run companies with attractive valuations.


/s/ Scott B. Schermerhorn

    Scott B. Schermerhorn

/s/ Harvey B. Hirschhorn

    Harvey B. Hirschhorn

SCOTT B. SCHERMERHORN and HARVEY B. HIRSCHHORN, senior vice presidents of the Advisor, have been the portfolio co-managers of the Liberty Growth & Income Fund since August 2000. Mr. Schermerhorn has managed various other funds at Colonial since October 1998.
Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe & Farnham Incorporated, an affiliate of Colonial, since 1973.

An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments. Changes in interest rates, changes in financial strength of issuers of lower rated bonds, and foreign, political and economic developments also may affect the Fund's performance.

(1) (C)2001, Morningstar, Inc.; all rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. and may not be copied or distributed for any purpose, and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not been granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

--------------------------------------------------------------------------------
SECTOR BREAKDOWN (AS OF 12/31/00)
--------------------------------------------------------------------------------

    Consumer Staples: 22.0%       Capital Goods: 8.2%
    Energy: 15.2%                 Consumer-Cyclical: 7.9%
    Financials: 13.1%             Communication Services: 7.4%
    Health Care: 10.4%            Basic Materials: 4.0%
    Technology: 9.3%              Utilities: 2.5%

SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF EQUITY MARKET VALUE. SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE SAME PORTFOLIO HOLDINGS AND SECTOR BREAKDOWN IN THE FUTURE.

INDUSTRY SECTORS IN THE FOLLOWING FINANCIAL STATEMENTS ARE BASED UPON THE STANDARD INDUSTRIAL CLASSIFICATIONS (SIC) AS PUBLISHED BY THE U.S. OFFICE OF MANAGEMENT AND BUDGET. THE SECTOR CLASSIFICATIONS USED ON THIS PAGE ARE BASED UPON THE ADVISOR'S DEFINED CRITERIA AS USED IN THE INVESTMENT PROCESS.

  PERFORMANCE HIGHLIGHTS

  NET ASSET VALUE PER SHARE (as of 12/31/00)
        Class A                                                   $19.61
        Class B                                                   $18.68
        Class C                                                   $18.81
        Class Z                                                   $19.76

  SIX-MONTH DISTRIBUTIONS (as of 12/31/00)
        Class A                                                   $4.328
        Class B                                                   $4.328
        Class C                                                   $4.328
        Class Z                                                   $4.328

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.

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INVESTMENT PORTFOLIO
------------------------------------------------------------------

December 31, 2000
(In thousands) (unaudited)

COMMON STOCKS - 96.1%                       SHARES        VALUE
------------------------------------------------------------------
CONSUMER STAPLES - 21.5%
FOOD, BEVERAGES & TOBACCO - 16.7%
AGRICULTURAL PRODUCTS - 2.9%
Archer Daniels Midland Co.                   2,501      $   37,509
                                                        ----------
BREWERS - 1.2%
Anheuser Busch Cos., Inc.                      325          14,797
                                                        ----------
PACKAGED FOODS - 8.3%
Conagra, Inc.                                1,107          28,774
General Mills, Inc.                            163           7,282
Heinz (H.J.) Co.                               555          26,318
Sara Lee Corp.                               1,792          44,012
                                                        ----------
                                                           106,386
                                                        ----------
SOFT DRINKS - 1.0%
PepsiCo, Inc.                                  263          13,025
                                                        ----------
TOBACCO - 3.3%
Philip Morris Companies, Inc.                  958          42,135
                                                        ----------
HOUSEHOLD & PERSONAL PRODUCTS - 4.8%
HOUSEHOLD PRODUCTS - 4.8%
Kimberly Clark Corp.                           183          12,908
Procter & Gamble Co.                           616          48,335
                                                        ----------
                                                            61,243
                                                        ----------
Total Consumer Staples                                     275,095
                                                        ----------
------------------------------------------------------------------
ENERGY - 14.6%
INTEGRATED OIL & GAS - 12.6%
Amerada Hess Corp.                             368          26,902
Chevron Corp.                                  119          10,065
Exxon Mobil Corp.                              365          31,747
Phillips Petroleum Co.                         438          24,934
Royal Dutch Petroleum Co.                      427          25,836
The British Petroleum Co. PLC ADR              330          15,799
USX-Marathon Group                             916          25,425
                                                        ----------
                                                           160,708
                                                        ----------
OIL & GAS DRILLING - 1.0%
Diamond Offshore Drilling, Inc.                196           7,832
Falcon Drilling Co., Inc.                      229           5,250
                                                        ----------
                                                            13,082
                                                        ----------
OIL & GAS EQUIP & SERVICES - 1.0%
Schlumberger Ltd.                              162          12,942
                                                        ----------
Total Energy                                               186,732
                                                        ----------
------------------------------------------------------------------
FINANCIALS - 12.6%
BANKS - 1.0%
FleetBoston Financial Corp.                    349          13,094
                                                        ----------
DIVERSIFIED FINANCIALS - 4.1%
DIVERSIFIED FINANCIAL SERVICES - 4.1%
Citigroup, Inc.                                243          12,410
Fannie Mae                                     163          14,175
Freddie Mac                                    368          25,353
                                                        ----------
                                                            51,938
                                                        ----------
INSURANCE - 7.5%
INSURANCE BROKERS - 2.1%
Aon Corp.                                      777          26,613
                                                        ----------
PROPERTY & CASUALTY INSURANCE - 5.4%
Berkshire Hathaway, Inc. Class A                 1          39,760
XL Capital Ltd. Class A                        339          29,620
                                                        ----------
                                                            69,380
                                                        ----------
Total Financials                                           161,025
                                                        ----------
------------------------------------------------------------------
INDUSTRIALS - 12.4%
CAPITAL GOODS - 7.5%
AEROSPACE & DEFENSE - 3.8%
Boeing Co.                                     369          24,383
Raytheon Co. Class B                           785          24,393
                                                        ----------
                                                            48,776
                                                        ----------
CONSTRUCTION & FARM MACHINERY - 1.2%
Deere & Co.                                    346          15,856
                                                        ----------
ELECTRICAL COMPONENTS & EQUIP - 1.5%
Emerson Electric Co.                           245          19,270
                                                        ----------
INDUSTRIAL CONGLOMERATES - 1.0%

Minnesota Mining & Manufacturing Co.           104          12,580
                                                        ----------
COMMERCIAL SERVICES & SUPPLIES - 4.9%
DATA PROCESSING SERVICES - 2.7%
Automatic Data Processing, Inc.                106           6,686
The SABRE Group Holdings, Inc.                 634          27,328
                                                        ----------
                                                            34,014
                                                        ----------
ENVIRONMENTAL SERVICES - 2.2%
Waste Management, Inc.                       1,030          28,586
                                                        ----------
Total Industrials                                          159,082
                                                        ----------
------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.9%
AUTOMOBILES & COMPONENTS - 2.5%
AUTO PARTS & EQUIPMENT - 0.2%
Delphi Automotive Systems Corp.                254           2,853
                                                        ----------
Visteon Corp.(a)
TIRES & RUBBER - 2.3%
Goodyear Tire & Rubber Co.                   1,285          29,551
                                                        ----------
CONSUMER DURABLES & APPAREL - 4.6%
FOOTWEAR - 1.0%
Nike, Inc., Class B                            246          13,715
                                                        ----------
LEISURE PRODUCTS - 1.8%
Mattel, Inc.                                 1,568          22,639
                                                        ----------
PHOTOGRAPHIC EQUIPMENT - 1.8%
Eastman Kodak Co.                              573          22,558
                                                        ----------
HOTELS, RESTAURANTS & LEISURE - 2.2%
RESTAURANTS - 2.2%
McDonald's Corp.                               836          28,427
                                                        ----------
MEDIA - 0.4%
MOVIES & ENTERTAINMENT - 0.4%
The Walt Disney Co.                            156           4,500
                                                        ----------
RETAILING - 2.2%
COMPUTER & ELECTRONICS RETAIL - 0.6%
Circuit City Stores, Inc.                      605           6,953
                                                        ----------
HOME IMPROVEMENT RETAIL - 1.6%
Sherwin-Williams Co.                           798          20,983
                                                        ----------
Total Consumer Discretionary                               152,179
                                                        ----------
------------------------------------------------------------------
HEALTH CARE - 10.0%
HEALTH CARE EQUIP & SERVICES - 3.1%
HEALTH CARE EQUIPMENT - 1.7%
Boston Scientific Corp.,                     1,577          21,582
                                                        ----------
MANAGED HEALTH CARE - 1.4%
Aetna, Inc.                                    432          17,723
                                                        ----------
PHARMACEUTICALS & BIOTECH - 6.9%
PHARMACEUTICALS - 6.9%
Abbott Laboratories                            461          22,319
Bristol-Myers Squibb Co.                       537          39,667
Johnson & Johnson                               70           7,344
Merck & Co., Inc.                              156          14,587
Schering-Plough Corp.                           86           4,903
                                                        ----------
                                                            88,820
                                                        ----------
Total Health Care                                          128,125
                                                        ----------
------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 7.1%
DIVERSIFIED & INTEGRATED TELECOM SERVICES - 7.1%
AT&T Corp.                                   1,157          20,029
MCI WorldCom, Inc.                           1,665          23,314
SBC Communications, Inc., Class A              209           9,980
Sprint Corp.                                   750          15,226
Verizon Communications                         446          22,351
                                                        ----------
Total Telecommunication Services                            90,900
                                                        ----------
INFORMATION TECHNOLOGY - 2.6%
SOFTWARE & SERVICES - 2.6%
IT CONSULTING & SERVICES - 1.7%
Electronic Data Systems Corp.                  377          21,760
                                                        ----------
SYSTEMS SOFTWARE - 0.9%
Computer Associates International, Inc.        597          11,638
                                                        ----------
Total Information Technology                                33,398
                                                        ----------
------------------------------------------------------------------
UTILITIES - 2.4%
ELECTRIC UTILITIES - 2.4%
Exelon Corp.                                   140           9,854
PG&E Corp.                                     578          11,554
Southern Co.                                    46           1,513
TXU Corp.                                      165           7,289
                                                        ----------
Total Utilities                                             30,210
                                                        ----------
------------------------------------------------------------------
MATERIALS - 1.0%
CHEMICALS - 1.0%
INDUSTRIAL GASES - 1.0%
Praxair, Inc.                                  276          12,244
                                                        ----------
Total Common Stocks
  (cost of $1,041,566) (b)                               1,228,990
                                                        ----------

SHORT-TERM OBLIGATIONS - 3.8%                 PAR
------------------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 12/29/00,
due 01/02/01 at 6.00%
(repurchase proceeds $48,242)              $48,210          48,210
                                                        ----------
OTHER ASSETS & LIABILITIES, NET - 0.1%                       1,743
------------------------------------------------------------------
NET ASSETS - 100.0%                                     $1,278,943
                                                        ----------
NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing
(b) Cost for both financial statement and federal income tax purposes is $1,041,566.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 2000
(In thousands except for per share amounts and footnotes) (unaudited)

ASSETS
Investments at value (cost $1,041,566)                            $1,228,990
Short-term obligations                                                48,210
                                                                  ----------
                                                                  $1,277,200
RECEIVABLE FOR:
  Investments sold                               $50,235
  Dividends                                        2,408
  Fund shares sold                                 2,188
  Interest                                            33
Other                                                 28              54,892
                                                 -------          ----------
    Total Assets                                                   1,332,092

LIABILITIES
PAYABLE FOR:
  Due to Advisor                                   1,322
  Investments bought                              48,210
  Fund shares repurchased                            859
  Distributions                                      680
ACCRUED:
  Deferred Trustees' fees                              3
Other                                              2,075
                                                 -------
    Total Liabilities                                                 53,149
                                                                  ----------
NET ASSETS                                                        $1,278,943
                                                                  ----------
Net asset value & redemption price per share -
 Class A ($406,088/20,705)                                        $    19.61(a)
                                                                  ----------
Maximum offering price per share -
 Class A ($19.61/0.9425)                                          $    20.81(a)
                                                                  ----------
Net asset value & offering price per share -
 Class B ($839,860/44,949)                                        $    18.68(a)
                                                                  ----------
Net asset value & offering price per share -
 Class C ($32,995/1,754)                                          $    18.81(a)
                                                                  ----------
Net asset value, offering and redemption
 price per share - Class Z ($1/c)                                 $    19.76
                                                                  ----------
COMPOSITION OF NET ASSETS
Capital paid in                                                   $1,031,011
Underdistributed net investment income                                 1,253
Accumulated net realized gains                                        59,255
Net unrealized appreciation                                          187,424
                                                                  ----------
                                                                  $1,278,943
                                                                  ----------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Rounds to less than one.

-------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Six Months Ended December 31, 2000
(In thousands) (unaudited)

INVESTMENT INCOME
Dividends                                                         $   11,249
Interest                                                               1,002
                                                                  ----------
                                                                      12,251
EXPENSES
Management fee                                   $ 4,216
Service fee - Class A, B, C                        1,488
Distribution fee - Class B                         3,057
Distribution fee - Class C                           113
Transfer agent fee                                 1,538
Bookkeeping fee                                      204
Trustees fee                                          28
Custodian fee                                          3
Audit fee                                             16
Legal fee                                              3
Registration fee                                      85
Reports to shareholders                               15
Other                                                190              10,956
                                                 -------          ----------
    Net Investment Income                                              1,295
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net Realized Gain                                                    148,032

Net Change in Unrealized Appreciation/
Depreciation During the Period                                        38,435
                                                                  ----------
    Net Gain                                                         186,467
                                                                  ----------
Increase in Net Assets from Operations                            $  187,762
                                                                  ----------

-------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(In thousands)
                                              (UNAUDITED)
                                                 PERIOD              YEAR
                                                 ENDING             ENDED
                                               DECEMBER 31,         JUNE 30,
                                                  2000               2000
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss                           $    1,295          $   (6,108)
Net realized gain                                148,032             183,532
Net change in unrealized
 appreciation/depreciation                        38,435            (170,106)
                                              ----------          ----------
    Net Increase from Operations                 187,762               7,318
                                              ----------          ----------
DISTRIBUTIONS:
From net realized gains - Class A                (70,732)            (23,656)
From net realized gains - Class B               (160,372)            (65,520)
From net realized gains - Class C                 (6,006)             (2,406)
From net realized gains - Class Z                     (a)                 (a)
                                              ----------          ----------
                                                 (49,348)            (84,264)
                                              ----------          ----------
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A               180,838             116,351
Value of distributions reinvested - Class A       65,873              22,474
Cost of shares repurchased - Class A            (135,989)           (161,615)
                                              ----------          ----------
                                                 110,722             (22,790)
                                              ----------          ----------
Receipts for shares sold - Class B                44,821             158,253
Value of distributions reinvested - Class B      148,394              61,244
Cost of shares repurchased - Class B            (141,040)           (255,162)
                                              ----------          ----------
                                                  52,175             (35,665)
                                              ----------          ----------
Receipts for shares sold - Class C                 6,119               6,542
Value of distributions reinvested - Class C        5,431               2,315
Cost of shares repurchased - Class C              (6,606)            (12,520)
                                              ----------          ----------
                                                   4,944              (3,663)
                                              ----------          ----------
Receipts for shares sold - Class Z                 --                 --
Value of distributions reinvested - Class Z           (a)                 (a)
Cost of shares repurchased - Class Z                  (a)                 (a)
                                              ----------          ----------
                                                      (a)                 (a)
                                              ----------          ----------
Net Increase (Decrease) from
 Fund Share Transactions                         167,841             (62,118)
                                              ----------          ----------
    Total Increase (Decrease)                    118,493            (146,382)

NET ASSETS
Beginning of period                           $1,160,450          $1,306,832
                                              ----------          ----------
End of period (net of under and
 overdistributed net investment
  income of $1,253 and ($42),
  respectively)                               $1,278,943          $1,160,450
                                              ----------          ----------
NUMBER OF FUND SHARES
Sold - Class A                                     8,510               5,606
Issued for distributions reinvested - Class A      3,503               1,129
Repurchased - Class A                             (6,312)             (7,844)
                                              ----------          ----------
                                                   5,701              (1,109)
                                              ----------          ----------
Sold - Class B                                     2,203               7,858
Issued for distributions reinvested - Class B      8,278               3,174
Repurchased - Class B                             (6,876)            (12,885)
                                              ----------          ----------
                                                   3,605              (1,853)
                                              ----------          ----------
Sold - Class C                                       301                 326
Issued for distributions reinvested - Class C        301                 119
Repurchased - Class C                               (314)               (630)
                                              ----------          ----------
                                                     288                (185)
                                              ----------          ----------
Sold - Class Z                                        --                  --
Issued for distributions reinvested - Class Z         (a)                 (a)
Repurchased - Class Z                                 (a)                 (a)
                                              ----------          ----------
                                                      (a)                 (a)
                                              ----------          ----------
(a) Rounds to less than one.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2000 (unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Growth & Income Fund (formerly Colonial U.S. Growth & Income Fund) (the Fund), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-ended management company. The Fund's investment objective is to seek long-term growth and income. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C, and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                             CONVERTS TO
        ORIGINAL PURCHASE                   CLASS A SHARES
        -----------------                   ---------------
   Less than $250,000                          8 years
   $250,000 to less than $500,000              4 years
   $500,000 to less than $1,000,000            3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.Class Z shares are offered continuously at net asset value.There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and the Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee per share applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:

Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

   AVERAGE NET ASSETS                ANNUAL FEE RATE
   ------------------                ---------------
   First $1 billion                       0.80%
   Over $1 billion                        0.70%

The Manager has voluntarily agreed, until further notice, to waive a portion of the 0.70% management fees in excess of $1 billion so that it does not exceed 0.60% annually.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

   AVERAGE NET ASSETS                ANNUAL FEE RATE
   ------------------                ---------------
   First $50 million                    No Charge
   Next $950 million                      0.035%
   Next $1 billion                        0.025%

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provided shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and received reimbursement for certain out-of-pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $24,916 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $2,830, $1,060,296 and $1,041 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares, only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended December 31, 2000, purchases and sales of investments, other than short-term obligations, were $968,862,179 and $1,021,449,502, respectively.

Unrealized appreciation (depreciation) at December 31, 2000 based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                               $204,523,223
   Gross unrealized depreciation                                (17,099,114)
                                                               ------------
       Net unrealized appreciation                             $187,424,109
                                                               ------------

OTHER:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended December 31, 2000.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the six months ended December 31, 2000, the fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the six months were $863,607.

--------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:
                                                                             (UNAUDITED)
                                                                FOR THE PERIOD ENDED DECEMBER 31, 2000
                                                   CLASS A          CLASS B          CLASS C          CLASS Z
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  20.600        $  19.880        $  19.990        $  20.700
                                                  ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                       0.064           (0.016)          (0.016)           0.091
Net realized and unrealized gain                      3.274            3.144            3.164            3.297
                                                  ---------        ---------        ---------        ---------
Total from Investment Operations                      3.338            3.128            3.148            3.388
                                                  ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                              (4.328)          (4.328)          (4.328)          (4.328)
                                                  ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD                    $  19.610        $  18.680        $  18.810        $  19.760
                                                  ---------        ---------        ---------        ---------
Total return(b)(c)                                   17.10%           16.65%           16.66%           17.25%
                                                  ---------        ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses(d)(e)                                         1.45%            2.20%            2.20%            1.20%
Net investment income (loss)(d)(e)                     0.60%          (0.15)%           (0.15)%           0.85%
Portfolio turnover                                       83%              83%              83%              83%
Net assets at end of period (000)                 $ 406,088        $ 839,860        $  32,995        $       1

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.
                                                                          YEAR ENDED JUNE 30, 2000
                                                   CLASS A          CLASS B          CLASS C          CLASS Z
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  21.840        $  21.290        $  21.390        $  21.880
                                                  ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)                    0.011           (0.137)          (0.138)           0.062
Net realized and unrealized gain                      0.249            0.227            0.238            0.258
                                                  ---------        ---------        ---------        ---------
Total from Investment Operations                      0.260            0.090            0.100            0.320
                                                  ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                              (1.500)          (1.500)          (1.500)          (1.500)
                                                  ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD                    $  20.600        $  19.880        $  19.990        $  20.700
                                                  ---------        ---------        ---------        ---------
Total return(c)                                        1.43%            0.64%            0.68%            1.72%
                                                  ---------        ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses(b)                                            1.35%            2.10%            2.10%            1.10%
Net investment income (loss)(b)                        0.06%           (0.69)%          (0.69)%           0.31%
Portfolio turnover                                       81%              81%              81%              81%
Net assets at end of period (000)                 $ 309,129        $ 822,017        $  29,303        $      1

(a) Per share data was calculated using average shares outstanding during the period.
(b) Net of fees waived by the Manager which amounted to $0.004 and 0.10%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
--------------------------------------------------------------------------------------------------------------

Federal Income Tax information (unaudited)

For the fiscal year ended June 30, 2000 the Fund earned $150,278 of long term capital gains all of which is 20% rate gain.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:
                                                                    YEAR ENDED JUNE 30, 1999
                                                   CLASS A          CLASS B          CLASS C        CLASS Z(a)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  20.020        $  19.680        $  19.780        $  20.670
                                                  ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       0.036           (0.109)          (0.110)           0.028
Net realized and unrealized gain                      2.654            2.589            2.590            1.182
                                                  ---------        ---------        ---------        ---------
Total from Investment Operations                      2.690            2.480            2.480            1.210
                                                  ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                              (0.870)          (0.870)          (0.870)             --
                                                  ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD                    $  21.840        $  21.290        $  21.390        $  21.880
                                                  ---------        ---------        ---------        ---------
Total return(c)                                       13.97%           13.12%           13.05%            5.85%(d)
                                                  ---------        ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                            1.41%            2.16%            2.16%            1.21%(f)
Net investment income(loss) (e)                        0.19%           (0.56)%          (0.56)%           0.30%(f)
Portfolio turnover                                       79%              79%              79%              79%
Net assets at end of period (000)                 $ 351,972        $ 919,542        $  35,317        $      1

(a) Class Z shares were initially offered on January 11, 1999. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                                                                                 YEAR ENDED JUNE 30, 1998
                                                                       CLASS A          CLASS B        CLASS C(b)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $  17.550        $  17.370        $  17.440
                                                                      ---------        ---------        ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                                           0.097           (0.043)          (0.044)
Net realized and unrealized gain                                          4.620            4.553            4.584
                                                                      ---------        ---------        ---------
Total from Investment Operations                                          4.717            4.510             4.540
                                                                      ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                               (0.010)              --               --
In excess of net investment income                                       (0.037)              --               --
From net realized gains                                                  (2.200)          (2.200)          (2.200)
                                                                      ---------        ---------        ---------
Total Distributions Declared to Shareholders                             (2.247)          (2.200)          (2.200)
                                                                      ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD                                        $  20.020        $  19.680        $  19.780
                                                                      ---------        ---------        ---------
Total return(c)                                                           28.66%           27.67%           27.73%
                                                                      ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses(d)                                                                1.41%            2.16%            2.16%
Net investment income (loss)(d)                                            0.53%           (0.22)%          (0.22)%
Portfolio turnover                                                           53%              53%              53%
Net assets at end of period (000)                                     $ 306,864        $ 660,305        $  28,234

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class D shares were redesignated to Class C shares on July 1, 1997.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:
                                                          YEAR ENDED JUNE 30, 1997
                                                   CLASS A          CLASS B         CLASS C
---------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  14.470        $  14.360        $  14.410
                                                  ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                       0.099           (0.015)          (0.015)
Net realized and unrealized gain                      4.314            4.275            4.295
                                                  ---------        ---------        ---------
Total from Investment Operations                      4.413            4.260            4.280

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.072)              --               --
In excess of net investment income                   (0.011)              --               --
From net realized gains                              (1.250)          (1.250)          (1.250)
                                                  ---------        ---------        ---------
Total return(b)                                       32.13%           31.21%           31.24%
                                                  ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                            1.45%            2.20%            2.20%
Net investment income (loss)(c)                        0.65%           (0.10)%          (0.10)%
Portfolio turnover                                       83%              83%              83%
Net assets at end of period (000)                 $ 215,680        $ 411,670        $  11,553

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                            YEAR ENDED JUNE 30, 1996
                                                   CLASS A          CLASS B          CLASS C
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  13.260        $  13.180        $  13.240
                                                  ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                       0.121            0.017            0.016
Net realized and unrealized gain                      2.292            2.265            2.268
                                                  ---------        ---------        ---------
Total from Investment Operations                      2.413            2.282            2.284
                                                  ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.118)          (0.017)          (0.029)
From net realized gains                              (1.085)          (1.085)          (1.085)
                                                  ---------        ---------        ---------
Total return(b)                                       18.85%           17.91%           17.84%
                                                  ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                            1.45%            2.20%            2.20%
Net investment income (loss)(c)                        0.87%            0.12%            0.12%
Portfolio turnover                                       89%              89%              89%
Net assets at end of period (000)                 $ 168,554        $ 306,718        $   8,458

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
    Prior years ratios are net of benef its received, if any.

-------------------------------------------------------------------------------
TRUSTEE & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth & Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Growth & Income Fund

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long-term. It's a relationship that's focused on you and your needs.


LIBERTY GROWTH & INCOME FUND     SEMIANNUAL REPORT, DECEMBER 31, 2000

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S


           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR


           Liberty Funds Distributor, Inc. (C)2001
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com

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